Document and Entity Information Document	Dec. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Dec. 30, 2021
Document Period End Date	Dec. 30, 2021
Amendment Flag	false
Entity Registrant Name	Hammer Fiber Optics Holdings Corp.
Entity Address, Address Line One	401 East 34th Street, Suite #N27J
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10016
Entity Incorporation, State Country Name	NV
City Area Code	844
Local Phone Number	413-2600
Entity File Number	000-1539680
Entity Central Index Key	0001539680
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1032170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false